Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments
Unrealized gains (losses) on trading securities	$ (6,880,000)	$ (736,000)	$ 1,669,000
Total available-for-sale and trading short term investments, amortized cost	497,230,000	290,042,000
Total available-for-sale and trading short term investments, fair value	490,566,000	290,649,000
Estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security
Due within one year	546,000
Due after one year through three years	9,956,000
Due after three years	11,105,000
Total fixed rate securities	21,607,000
Available-for-sale securities.
Investments
Amortized Cost	167,049,000	224,314,000
Fair Value	167,096,000	224,076,000
Money market funds
Investments
Amortized Cost	142,432,000	88,430,000
Fair Value	142,432,000	88,430,000
Money market funds | Denominated in Canadian dollars
Investments
Fair Value	4,210,000	16,144,000
Money market funds | Denominated in Euros
Investments
Fair Value	3,588,000	11,715,000
Corporate bonds
Investments
Amortized Cost	11,000,000	69,591,000
Fair Value	11,015,000	70,258,000
U.S. Government agency securities
Investments
Amortized Cost	9,684,000	27,299,000
Fair Value	9,666,000	27,147,000
Asset backed debt securities
Investments
Amortized Cost	2,260,000	8,446,000
Fair Value	2,291,000	8,477,000
Collateralized mortgage obligations
Investments
Amortized Cost	1,150,000	7,597,000
Fair Value	1,170,000	7,600,000
U.S. Treasury securities
Investments
Amortized Cost	523,000	5,258,000
Fair Value	522,000	5,223,000
Emerging markets debt mutual fund
Investments
Amortized Cost		17,693,000
Fair Value		16,941,000
Trading securities.
Investments
Amortized Cost	330,181,000	65,728,000
Fair Value	323,470,000	66,573,000
High yield debt securities
Investments
Amortized Cost	187,491,000	49,352,000
Fair Value	181,483,000	50,428,000
Equity mutual fund
Investments
Amortized Cost	83,809,000
Fair Value	82,542,000
Domestic equity ETF
Investments
Amortized Cost	31,307,000
Fair Value	32,651,000
Money market funds held in trading accounts
Investments
Amortized Cost	21,401,000	11,033,000
Fair Value	21,401,000	11,033,000
Emerging markets trading debt mutual fund
Investments
Amortized Cost	3,323,000	3,202,000
Fair Value	2,614,000	2,858,000
Other trading investments
Investments
Amortized Cost	2,850,000	2,141,000
Fair Value	$ 2,779,000	$ 2,254,000